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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [_]; Amendment Number: __________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TRB Advisors LP*
Address:  767 Fifth Avenue, 12th Floor
          New York, NY 10153

13F File Number: 028-14415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Timothy R. Barakett
Title:    Chairman and Founder
Phone:    212-256-8500

Signature, Place, and Date of Signing:

/s/ Timothy R. Barakett               New York, New York       May 26, 2011
------------------------              ------------------       ------------
[Signature]                           [City, State]            [Date]

*   The general partner of TRB Advisors LP is TRB Group Holdings LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form13F Information Table Entry Total: 8

Form13F Information Table Value Total: $151,526
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                              VALUE   SHARES / SH / PUT / INVESTMENT  OTHER   -------------------
NAME OF ISSUER                      TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRN  CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------                      -------------- --------- -------- -------- ---- ----- ---------- -------- ------- ------ ----
CENTRAL PAC FINL CORP               COM            154760409 16,640   800,000  SH         SOLE                800,000
JPMORGAN CHASE & CO                 COM            46625H100 13,830   300,000  SH         SOLE                300,000
JOHNSON & JOHNSON                   COM            478160104 14,812   250,000  SH         SOLE                250,000
PROCTER & GAMBLE CO                 COM            742718109  6,160   100,000  SH         SOLE                100,000
SPDR GOLD TRUST                     GOLD SHS       78463V107 45,442   325,000  SH         SOLE                325,000
UNION PAC CORP                      COM            907818108 19,666   200,000  SH         SOLE                200,000
UNITED PARCEL SERVICE INC           CL B           911312106 22,296   300,000  SH         SOLE                300,000
WELLS FARGO & CO NEW                COM            949746101 12,680   400,000  SH         SOLE                400,000